Borrowings	6 Months Ended
Jun. 30, 2024
Borrowings
Borrowings

3. Borrowings

The Company has borrowings with financial institutions. Some borrowings are secured. As of June 30, 2024 and December 31, 2023, time deposits with an aggregating book value of ¥6,156 thousand and ¥26,002, respectively, are pledged as collateral which is included in other current assets in the condensed consolidated balance sheets. Some borrowings are guaranteed by Credit Guarantee Association, a Japanese governmental affiliate agency which supplements private companies with credit. As of June 30, 2024 and December 31, 2023, the borrowings accrue interest using fixed interest rates of 0.21% – 3.30% per annum. Debt issuance costs related to these borrowings are immaterial.

On March 29, 2024, the Company reached an agreement with its lender and refinanced its 200 million yen short-term loan with a new 300 million yen short-term loan maturing on September 30, 2024 at an interest rate of 1-month TIBOR plus 1.2%.

The Company issued corporate convertible bonds in the aggregate amount of ¥500,000 thousand to Kufu Company Inc., a Japanese company, in December 2022, the terms of which the Company amended on November 1, 2024. The maturity date of the corporate convertible bonds changed from December 28, 2027 to December 31, 2025. The bonds are unsecured, accrue interest at a rate of 5.0% per annum, payable on June 30, 2023 and semi-annually thereafter, and will mature on December 31, 2025, unless earlier converted. At any time between the six-month anniversary date of December 28, 2022 and before the close of business on December 31, 2025, Kufu Company Inc., as the bond holder, may convert the bonds at its option, in whole or in part, into common shares. The Company granted a total of 40 share options, and one share option is attached to each bond equivalent to ¥12,500,000. The price per share used to calculate the number of the Company’s common shares to be delivered upon the exercise of the share options shall be ¥755.

The carrying value of long-term borrowings as of June 30, 2024 and December 31, 2023 are as follow:

	Thousands of Yen
	As of	As of
	June 30, 2024	December 31, 2023
Short-term borrowings	¥500,000	¥400,000
Borrowings (Due through 2035 with weighted average interest rates of 0.26% as of June 30, 2024, due through 2035 with weighted average interest rates of 0.29% as of December 31, 2023)	604,197	651,217
Corporate convertible bond	500,000	500,000
Current portion of borrowings	(592,716)	(500,415)
Borrowings, net of current portion	¥1,011,481	¥1,050,802

The carrying value of the Company’s borrowings approximate fair value at each balance sheet date because the stated rate of interest of the debt approximates the market interest rate at which the Company can borrow similar debt. As of June 30, 2024 and December 31, 2023, the Company did not have any borrowings measured at fair value.

The following is a summary of maturities of long-term borrowings subsequent to June 30, 2024:

Thousands of Yen
Year ending December 31:
2024 (remainder)	¥53,395
2025	86,603
2026	94,587
2027	594,627
2028	94,664
2029 and thereafter	180,321
Total	¥1,104,197

The Company has short-term and long-term borrowings. These borrowings are primarily made under general agreements, which are to provide security and guarantees for present and future indebtedness or to secure a guarantor upon request of the bank, and that the banks shall have the right to offset cash deposits against any debts and obligations that have become due or, in the case of default, against all obligations to the banks. Kouji Eguchi, the representative director and the shareholder of Parent (holds 38.61% of common stock and all Class A common stock as of June 30, 2024) is a guarantor for five bank loans on behalf of the Company. As of June 30, 2024, the outstanding amount of loans guaranteed by Mr. Eguchi was ¥208,916 thousand. Kazuyoshi Takahashi, the representative director of ZACC, is the guarantor for three bank loans on behalf of ZACC, which were borrowed by ZACC from two banks prior to the acquisition of ZACC. As of June 30, 2024, Mr. Takahashi’s guarantee has not been released and the outstanding amount of loans guaranteed by Mr. Takahashi was ¥47,831 thousand. None of the borrowing agreements contain any financial covenants.

In addition, the Company entered into a 200 million yen credit facility agreement with a bank on August 7, 2023. As of December 31, 2023, the Company had used 200 million yen of the credit facility. On May 31, 2024, the Company renewed the 200 million yen credit facility agreement, which had reached its maturity date. The credit facility agreement was extended for an additional year on the same terms, with a fixed interest rate of 1.475% and a new maturity date of May 30, 2025.